Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Business Acquisition [Line Items]
Trade accounts receivable	$ 3,031,167		$ 3,031,167		$ 3,019,424
Other current assets	994,777		994,777		937,761
Goodwill	11,468,599		11,468,599		11,421,889
Income tax payable, current	154,938		154,938		150,003
Short Term Borrowings Due To Related Parties Current Acquisitions	59,364		59,364		3,973
Cash Paid	(81,118)	(1,913,593)	(81,118)	(1,913,593)
Revenue	3,612,515	3,427,973	7,076,436	6,676,728
Operating income	544,239	588,825	1,037,552	1,091,791
Liberty Dialysis Holdings [Member]
Business Acquisition [Line Items]
Other current assets	164,068		164,068
Trade accounts receivable	149,219		149,219
Other current assets	17,458		17,458
Deferred Tax Asset	14,932		14,932
Property, plant and equipment	168,335		168,335
Intangible assets and other assets	84,556		84,556
Goodwill	2,003,465		2,003,465
Accounts payable, accrued expenses and other current liabilities	(105,403)		(105,403)
Income tax payable, current	(33,597)		(33,597)
Short Term Borrowings Due To Related Parties Current Acquisitions	(72,101)		(72,101)
Other Liabilities	(39,923)		(39,923)
Noncontrolling interests (subject and not subject to put provisions)	(169,651)		(169,651)
Total acquisition cost	2,181,358		2,181,358
Investment at acquisition date	(201,915)		(201,915)
Long Term Note Receivable Acquisitions	(282,784)		(282,784)
Total non-cash items	(484,699)		(484,699)
Cash Paid	$ 1,696,659		$ 1,696,659